FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2016
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

12. FINANCIAL INSTRUMENTS

Fair value estimates and information about valuation methodologies regarding financial instruments are as follows:

Quoted market prices, where available, are used to estimate the fair values of financial instruments. In the absence of quoted market prices, fair values for such financial instruments are estimated using an income approach, based on discounted cash flows, or other valuation techniques.

Cash and cash equivalents, Current portion of investments, Trade accounts receivables and Trade accounts payables

The carrying amount approximates fair value because of the short maturity of these instruments.

Investments

Investments consisted of time deposits with fixed interest rate of which contract was entered into in March 2016. Due to no significant changes in credit environment, the carrying amount approximates fair value. The fair value of time deposits with stated maturities was based on the discounted value of contractual cash flows. The discount rate was estimated using rates currently available in the local market.

Short-term and long-term debt

The fair value of bank borrowings is estimated based on the present value of future cash flows using the Company’s borrowing rate for the same contractual terms.

	Thousands of Yen
	2015		2016
	Carrying		Carrying	Fair
	Amount	Fair Value	Amount	Value
Liabilities:
Short-term bank borrowing	¥36,000	¥36,000	¥52,000	¥52,000
Long-term debt:
Bank borrowings	1,224,668	1,226,651	4,335,360	4,294,286

Refer to Note 10 for fair value of plan assets which are comprised of the life insurance pooled investment portfolios, Note 14 for fair values of equity and debt securities and Note 13 for derivative financial instruments.

The level of the fair value hierarchy within the fair value measurement of cash equivalents is Level 1 and that of current portion of investments, investments, short-term debt and long-term debt is Level 2.

Significant Customers and Concentration of Credit Risk  — Trade accounts receivable from the Company’s three largest customers accounted for approximately 48.4% and 33.6% of the Company’s trade accounts receivable as of March 31, 2015 and 2016, respectively.

The Company conducts business based on periodic evaluations of the Customers’ financial conditions and generally does not require collateral to secure their obligations to the Company. The Company does not believe a significant risk of loss exists from a concentration of credit risk.